EMBEDDED DERIVATIVE LIABILITIES (Details Narrative) - USD ($)	Mar. 13, 2026	Jun. 30, 2026	Feb. 02, 2026	Jan. 29, 2026	Jul. 22, 2025	Jan. 28, 2025	Dec. 31, 2024	Aug. 02, 2024	Jul. 11, 2024	Jul. 01, 2024	Apr. 01, 2024
Short-Term Debt [Line Items]
Convertible shares issued	166,667
Exercise price	$ 5.00		$ 1.00	$ 1.00	$ 5.00	$ 10.00	$ 1.25	$ 10.00	$ 1.25	$ 2.50	$ 2.50
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Principal amount	$ 550,000	$ 110,000.00						$ 1,000,000